Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 146,148	$ 157,621	$ 222,003	$ 211,783
Marketable securities	41,845	42,073
Restricted cash	1,013	1,013
Accounts receivable, net	109,953	112,765
Prepaid expenses	19,023	17,171
Deferred income taxes, net	9,902	15,954
Due from affiliates	0	0
Other current assets	24,042	20,303
Total current assets	351,926	366,900
Long-term marketable securities	4,108	4,778
Property and equipment, net	430,928	418,966
Long-term deferred income taxes, net	232,873	195,012
Goodwill	122,715	379,415
Other intangible assets, net	199,446	214,685
Investment in subsidiaries	0	0
Other long-term assets	19,757	19,654
Total assets	1,361,753	1,599,410
Current liabilities:
Accounts payable	17,271	18,792
Accrued payroll and related expenses	22,792	31,003
Other accrued liabilities	143,514	129,572
Deferred revenue	51,287	51,690
Due to affiliates	0	0
Current portion of long-term debt and capital lease obligations	1,399	1,375
Total current liabilities	236,263	232,432
Long-term debt and capital lease obligations	613,666	614,890
Other long-term liabilities	32,455	33,284
Total liabilities	882,384	880,606
Stockholders' equity:
Common stock	1,972	1,969
Additional paid-in capital	2,054,950	2,057,974
Accumulated deficit	(842,563)	(606,148)
Treasury stock, at cost	(735,003)	(735,003)
Accumulated other comprehensive income	(13)	(12)
Total stockholders' equity	479,369	718,804
Total liabilities and stockholders' equity	1,361,753	1,599,410
Parent
Current assets:
Cash and cash equivalents	104,481	70,312	136,214	148,363
Marketable securities	41,845	42,073
Restricted cash	0	0
Accounts receivable, net	9,014	9,490
Prepaid expenses	5,577	6,352
Deferred income taxes, net	0	1,234
Due from affiliates	93,582	90,778
Other current assets	4,389	7,862
Total current assets	258,888	228,101
Long-term marketable securities	4,108	4,778
Property and equipment, net	25,753	24,427
Long-term deferred income taxes, net	0	12,421
Goodwill	88,920	88,920
Other intangible assets, net	0	0
Investment in subsidiaries	627,530	650,405
Other long-term assets	8,633	8,842
Total assets	1,013,832	1,017,894
Current liabilities:
Accounts payable	3,043	2,654
Accrued payroll and related expenses	3,761	9,493
Other accrued liabilities	38,033	23,064
Deferred revenue	13,502	13,883
Due to affiliates	0	0
Current portion of long-term debt and capital lease obligations	87	93
Total current liabilities	58,426	49,187
Long-term debt and capital lease obligations	291,766	291,534
Other long-term liabilities	11,499	3,139
Total liabilities	361,691	343,860
Stockholders' equity:
Common stock	1,972	1,969
Additional paid-in capital	2,054,950	2,057,974
Accumulated deficit	(669,791)	(650,918)
Treasury stock, at cost	(735,003)	(735,003)
Accumulated other comprehensive income	(13)	(12)
Total stockholders' equity	652,141	674,034
Total liabilities and stockholders' equity	1,013,832	1,017,894
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	41,667	87,309	85,789	63,420
Marketable securities	0	0
Restricted cash	1,013	1,013
Accounts receivable, net	100,939	103,275
Prepaid expenses	13,446	10,819
Deferred income taxes, net	5,153	5,948
Due from affiliates	6,821	30,429
Other current assets	20,176	12,441
Total current assets	189,215	251,234
Long-term marketable securities	0	0
Property and equipment, net	405,175	394,539
Long-term deferred income taxes, net	88,273	74,013
Goodwill	290,495	290,495
Other intangible assets, net	199,446	214,685
Investment in subsidiaries	0	0
Other long-term assets	10,601	10,812
Total assets	1,183,205	1,235,778
Current liabilities:
Accounts payable	14,228	16,138
Accrued payroll and related expenses	19,031	21,510
Other accrued liabilities	107,326	106,524
Deferred revenue	37,785	37,807
Due to affiliates	100,403	121,207
Current portion of long-term debt and capital lease obligations	1,312	1,282
Total current liabilities	280,085	304,468
Long-term debt and capital lease obligations	321,900	323,356
Other long-term liabilities	32,120	32,502
Total liabilities	634,105	660,326
Stockholders' equity:
Common stock	0	0
Additional paid-in capital	892,776	894,223
Accumulated deficit	(343,676)	(318,771)
Treasury stock, at cost	0	0
Accumulated other comprehensive income	0	0
Total stockholders' equity	549,100	575,452
Total liabilities and stockholders' equity	1,183,205	1,235,778
Consolidations and Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Marketable securities	0	0
Restricted cash	0	0
Accounts receivable, net	0	0
Prepaid expenses	0	0
Deferred income taxes, net	4,749	8,772
Due from affiliates	(100,403)	(121,207)
Other current assets	(523)	0
Total current assets	(96,177)	(112,435)
Long-term marketable securities	0	0
Property and equipment, net	0	0
Long-term deferred income taxes, net	144,600	108,578
Goodwill	(256,700)	0
Other intangible assets, net	0	0
Investment in subsidiaries	(627,530)	(650,405)
Other long-term assets	523	0
Total assets	(835,284)	(654,262)
Current liabilities:
Accounts payable	0	0
Accrued payroll and related expenses	0	0
Other accrued liabilities	(1,845)	(16)
Deferred revenue	0	0
Due to affiliates	(100,403)	(121,207)
Current portion of long-term debt and capital lease obligations	0	0
Total current liabilities	(102,248)	(121,223)
Long-term debt and capital lease obligations	0	0
Other long-term liabilities	(11,164)	(2,357)
Total liabilities	(113,412)	(123,580)
Stockholders' equity:
Common stock	0	0
Additional paid-in capital	(892,776)	(894,223)
Accumulated deficit	170,904	363,541
Treasury stock, at cost	0	0
Accumulated other comprehensive income	0	0
Total stockholders' equity	(721,872)	(530,682)
Total liabilities and stockholders' equity	$ (835,284)	$ (654,262)